Commitments And Contingencies (Schedule Of Operating Lease Maturity) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Commitments And Contingencies [Abstract]
2020 (remaining nine months)	$ 23
2021	28	$ 28
2022	24	25
2023	18	19
2024	12	13
2024		8
Thereafter	28	3
Total undiscounted lease payments	133	96
Less imputed interest	(12)	(4)
Total future minimum lease payments	$ 121	$ 92